Treasury stock	12 Months Ended
Dec. 31, 2017
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Treasury stock
21.	Treasury stock

The movement of treasury stock is set out below:

	2015		2016		2017
	Shares (in thousands)	Amount (NT$000)	Shares (in thousands)	Amount (NT$000)	Shares (in thousands)	Amount (NT$000)	Amount (US$000)
January 1	—	—	—	—	30,085	1,007,654	33,997
Treasury stock (repurchased)	20,000	633,737	30,085	1,007,654	—	—	—
Treasury stock (cancelled)	(20,000)	(633,737)	—	—	—	—	—

December 31	—	—	30,085	1,007,654	30,085	1,007,654	33,997

Pursuant to the ROC Securities and Exchange Act, the number of shares repurchased as treasury stock should not exceed 10% of the number of the Company’s issued and outstanding shares and the amount repurchased should not exceed the sum of retained earnings, paid-in capital in excess of par value and realized capital surplus.

Pursuant to the ROC Securities and Exchange Act, treasury stock should not be pledged as collateral and is not entitled to dividends before it is reissued.